Annual Fund Operating Expenses - Simplify Gold Strategy ETF - Simplify Gold Strategy ETF	Aug. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%	[1]
Acquired Fund Fees and Expenses	0.08%	[2]
Expenses (as a percentage of Assets)	0.62%

[1]	Other Expenses includes interest expenses.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.